John Hancock
Fundamental Global Franchise Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 96.4%		$405,525,914
(Cost $357,664,541)
Belgium 6.2%		25,973,212
Anheuser-Busch InBev SA	556,587	25,973,212
France 8.3%		34,941,242
Danone SA	365,421	25,141,142
Sodexo SA	145,262	9,800,100
Italy 7.1%		29,684,930
Ferrari NV	120,676	20,359,248
Salvatore Ferragamo SpA (A)	666,285	9,325,682
Japan 1.0%		4,341,254
Asics Corp.	408,000	4,341,254
Netherlands 8.0%		33,576,535
EXOR NV	146,641	7,911,035
Heineken Holding NV	312,126	25,665,500
Switzerland 4.5%		18,939,830
Cie Financiere Richemont SA	322,217	18,939,830
United Kingdom 8.4%		35,428,107
Associated British Foods PLC	360,747	8,159,350
Diageo PLC	239,278	8,348,349
Reckitt Benckiser Group PLC	211,245	18,920,408
United States 52.9%		222,640,804
Alexion Pharmaceuticals, Inc. (A)	43,468	5,211,812
Alnylam Pharmaceuticals, Inc. (A)	59,539	8,053,841
Amazon.com, Inc. (A)	12,191	29,774,933
American Tower Corp.	33,956	8,766,421
Berkshire Hathaway, Inc., Class B (A)	126,276	23,434,300
CarGurus, Inc. (A)	257,412	6,687,564
Comcast Corp., Class A	312,640	12,380,544
Dollar Tree, Inc. (A)	53,207	5,207,369
eBay, Inc.	918,782	41,841,332
Fox Corp., Class A	280,520	8,182,768
Gilead Sciences, Inc.	91,820	7,146,351
Liberty Media Corp.-Liberty Formula One, Series A (A)	404,387	13,676,368
Liberty Media Corp.-Liberty Formula One, Series C (A)	380,206	13,174,138
Madison Square Garden Entertainment Corp. (A)	15,794	1,251,359
Post Holdings, Inc. (A)	66,622	5,800,111
Tempur Sealy International, Inc. (A)	77,994	5,087,549
The Hain Celestial Group, Inc. (A)	221,514	6,973,261
The Madison Square Garden Company, Class A (A)	15,794	2,694,930
UnitedHealth Group, Inc.	38,266	11,665,390
Walmart, Inc.	45,385	5,630,463

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.4%				$10,196,048
(Cost $10,196,048)
U.S. Government Agency 1.5%				6,280,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	6,280,000	6,280,000

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Short-term funds 0.9%			3,916,048

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1243(B)	3,916,048	3,916,048

Total investments (Cost $367,860,589) 98.8%	$415,721,962
Other assets and liabilities, net 1.2%	5,135,704
Total net assets 100.0%	$420,857,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-20:
Consumer discretionary	34.3%
Consumer staples	31.1%
Communication services	13.8%
Health care	7.6%
Financials	7.5%
Real estate	2.1%
Short-term investments and other	3.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$25,973,212	—	$25,973,212	—
France	34,941,242	—	34,941,242	—
Italy	29,684,930	$20,359,248	9,325,682	—
Japan	4,341,254	—	4,341,254	—
Netherlands	33,576,535	—	33,576,535	—
Switzerland	18,939,830	—	18,939,830	—
United Kingdom	35,428,107	—	35,428,107	—
United States	222,640,804	222,640,804	—	—
Short-term investments	10,196,048	3,916,048	6,280,000	—
Total investments in securities	$415,721,962	$246,916,100	$168,805,862	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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